Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table discloses additional compensation information of our CEO and other NEOs (Other NEOs), including “compensation actually paid” during the specified years alongside total shareholder return (TSR) and net income metrics:

					Value of initial fixed $100 investment based on:
	Summary compensation table total for CEO	Compensation actually paid to CEO(2)(3)	Average summary compensation table total for Other NEOs	Average Compensation actually paid to Other NEOs(2)(4)	Total shareholder return(5)	Peer group total shareholder return(5)	Net income(6)
Year(1)	($)	($)	($)	($)	($)	($)	($ millions)
2022	9,048,432	(2,065,105)	4,191,618	(2,394,074)	204.75	87.61	(267)
2021	9,483,339	14,577,932	5,939,512	7,091,681	400.69	117.83	53
2020	5,685,664	12,015,409	5,363,707	10,455,559	257.03	148.03	(123)

(1) Our CEO for each of the years presented was Dr. Rosen. Our Other NEOs for 2022 were Bob Goeltz, Juan Jaen, Jennifer Jarret and Dimitry Nuyten. Our Other NEOs for 2021 were Bob Goeltz, Juan Jaen, Jennifer Jarret, Carolyn Tang and William Grossman. Our Other NEOs for 2020 were Jennifer Jarrett and William Grossman.

(2) Fair value or change in fair value, as applicable, of equity awards in the "compensation actually paid" columns was determined by reference to (i) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price and (ii) for stock options, the fair value estimated using a binomial lattice model as of the applicable year-end or vesting date(s). Key inputs included the contractual terms of each agreement such as vesting date, maturity date, and exercise price, while additional key inputs included the closing stock price, volatility, dividend rates, risk free rates, and an early-exercise factor which were all determined as of the revaluation date.

(3) The adjustments made to the summary compensation table total for Dr. Rosen's for each year presented above to determine compensation actually paid to Dr. Rosen in such year are shown in the tables below:

	2022	2021	2020
Summary compensation table total	9,048,432	9,483,339	5,685,664
Less, value of stock & option awards	(8,292,320)	(8,548,858)	(5,356,475)
Plus year-end value of awards granted in fiscal year that are unvested and outstanding	3,788,462	7,142,260	7,893,097
Plus change in fair value of prior year awards that are outstanding and unvested	(5,490,389)	3,923,736	1,828,423
Plus FMV as of the vesting date of awards granted this year and that vested this year	1,608,814	1,783,385	1,108,163
Plus change as of the vesting date in fair value (from prior year-end) of prior year awards that vested this year	(2,728,104)	794,070	856,538
Total adjustments	(11,113,537)	5,094,593	6,329,745
Compensation actually paid	(2,065,105)	14,577,932	12,015,409

(4) The adjustments made to the average summary compensation table total for Other NEOs for each year presented above to determine average compensation actually paid to Other-NEOs in such year are shown in the tables below:

	2022	2021	2020
Summary compensation table total	4,191,618	5,939,512	5,363,707
Less, value of stock & option awards	(3,444,851)	(5,298,516)	(4,864,788)
Plus year-end value of awards granted in fiscal year that are unvested and outstanding	1,848,729	3,797,282	6,969,591
Plus change in fair value of prior year awards that are outstanding and unvested	(4,050,986)	2,678,504	1,656,950
Plus FMV as of the vesting date of awards granted this year and that vested this year	528,662	1,094,353	509,856
Plus change as of the vesting date in fair value (from prior year-end) of prior year awards that vested this year	(1,467,247)	678,367	820,243
Less, prior year fair value of prior year awards that failed to vest this year	-	(1,827,217)	-
Plus adjustments for stock modification	-	29,396	-
Total adjustments	(6,585,693)	1,152,169	5,091,852
Compensation actually paid	(2,394,074)	7,091,681	10,455,559

(5) TSR figures assume an initial investment in our common stock of $100 on December 31, 2019. The peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P Biotechnology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 27.

(6) Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown.

Named Executive Officers, Footnote [Text Block]	Our CEO for each of the years presented was Dr. Rosen. Our Other NEOs for 2022 were Bob Goeltz, Juan Jaen, Jennifer Jarret and Dimitry Nuyten. Our Other NEOs for 2021 were Bob Goeltz, Juan Jaen, Jennifer Jarret, Carolyn Tang and William Grossman. Our Other NEOs for 2020 were Jennifer Jarrett and William Grossman.
Peer Group Issuers, Footnote [Text Block]	The peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P Biotechnology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 27.
PEO Total Compensation Amount	$ 9,048,432	$ 9,483,339	$ 5,685,664
PEO Actually Paid Compensation Amount	$ (2,065,105)	14,577,932	12,015,409
Adjustment To PEO Compensation, Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the "compensation actually paid" columns was determined by reference to (i) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price and (ii) for stock options, the fair value estimated using a binomial lattice model as of the applicable year-end or vesting date(s). Key inputs included the contractual terms of each agreement such as vesting date, maturity date, and exercise price, while additional key inputs included the closing stock price, volatility, dividend rates, risk free rates, and an early-exercise factor which were all determined as of the revaluation date.The adjustments made to the summary compensation table total for Dr. Rosen's for each year presented above to determine compensation actually paid to Dr. Rosen in such year are shown in the tables below:

	2022	2021	2020
Summary compensation table total	9,048,432	9,483,339	5,685,664
Less, value of stock & option awards	(8,292,320)	(8,548,858)	(5,356,475)
Plus year-end value of awards granted in fiscal year that are unvested and outstanding	3,788,462	7,142,260	7,893,097
Plus change in fair value of prior year awards that are outstanding and unvested	(5,490,389)	3,923,736	1,828,423
Plus FMV as of the vesting date of awards granted this year and that vested this year	1,608,814	1,783,385	1,108,163
Plus change as of the vesting date in fair value (from prior year-end) of prior year awards that vested this year	(2,728,104)	794,070	856,538
Total adjustments	(11,113,537)	5,094,593	6,329,745
Compensation actually paid	(2,065,105)	14,577,932	12,015,409

Non-PEO NEO Average Total Compensation Amount	$ 4,191,618	5,939,512	5,363,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,394,074)	7,091,681	10,455,559
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The adjustments made to the average summary compensation table total for Other NEOs for each year presented above to determine average compensation actually paid to Other-NEOs in such year are shown in the tables below:

	2022	2021	2020
Summary compensation table total	4,191,618	5,939,512	5,363,707
Less, value of stock & option awards	(3,444,851)	(5,298,516)	(4,864,788)
Plus year-end value of awards granted in fiscal year that are unvested and outstanding	1,848,729	3,797,282	6,969,591
Plus change in fair value of prior year awards that are outstanding and unvested	(4,050,986)	2,678,504	1,656,950
Plus FMV as of the vesting date of awards granted this year and that vested this year	528,662	1,094,353	509,856
Plus change as of the vesting date in fair value (from prior year-end) of prior year awards that vested this year	(1,467,247)	678,367	820,243
Less, prior year fair value of prior year awards that failed to vest this year	-	(1,827,217)	-
Plus adjustments for stock modification	-	29,396	-
Total adjustments	(6,585,693)	1,152,169	5,091,852
Compensation actually paid	(2,394,074)	7,091,681	10,455,559

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graphs below show the relationship between (i) the compensation actually paid to both our CEO and Other NEOs for the years set forth in the Pay versus Performance Table and (ii) the net income/loss and total shareholder return for the corresponding years:

Compensation Actually Paid vs. Net Income [Text Block]

The graphs below show the relationship between (i) the compensation actually paid to both our CEO and Other NEOs for the years set forth in the Pay versus Performance Table and (ii) the net income/loss and total shareholder return for the corresponding years:

Total Shareholder Return Vs Peer Group [Text Block]	TSR figures assume an initial investment in our common stock of $100 on December 31, 2019.
Total Shareholder Return Amount	$ 204.75	400.69	257.03
Peer Group Total Shareholder Return Amount	87.61	117.83	148.03
Net Income (Loss)	$ (267,000,000)	$ 53,000,000	$ (123,000,000)
PEO Name	Dr. Rosen	Dr. Rosen	Dr. Rosen
Additional 402(v) Disclosure [Text Block]	As described above under “Compensation Discussion and Analysis,” our executive compensation program is built around a pay-for-performance framework. While we utilize various performance measures to align executive compensation with company performance, these measures are focused on the clinical development of our investigational products and, as such, are non-financial in nature. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. As a result, we do not have a financial performance measure as described in Item 402(v)(2)(vi) of Regulation S-K to link compensation actually paid to our performance.
Non PEO Name	Bob Goeltz, Juan Jaen, Jennifer Jarret and Dimitry Nuyten	Bob Goeltz, Juan Jaen, Jennifer Jarret, Carolyn Tang and William Grossman	Jennifer Jarrett and William Grossman
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,113,537)	$ 5,094,593	$ 6,329,745
PEO [Member] | Less, Value of Stock & Options Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,292,320)	(8,548,858)	(5,356,475)
PEO [Member] | Plus Year-end Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,788,462	7,142,260	7,893,097
PEO [Member] | Plus Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,490,389)	3,923,736	1,828,423
PEO [Member] | Plus FMV As Of The Vesting Date Of Awards Granted This Year And That Vested This Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,608,814	1,783,385	1,108,163
PEO [Member] | Plus Change As Of The Vesting Date In Fair Value (From Prior Year-end) Of Prior Year Awards That Vested This Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,728,104)	794,070	856,538
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,585,693)	1,152,169	5,091,852
Non-PEO NEO [Member] | Less, Value of Stock & Options Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,444,851)	(5,298,516)	(4,864,788)
Non-PEO NEO [Member] | Plus Year-end Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,848,729	3,797,282	6,969,591
Non-PEO NEO [Member] | Plus Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,050,986)	2,678,504	1,656,950
Non-PEO NEO [Member] | Plus FMV As Of The Vesting Date Of Awards Granted This Year And That Vested This Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	528,662	1,094,353	509,856
Non-PEO NEO [Member] | Plus Change As Of The Vesting Date In Fair Value (From Prior Year-end) Of Prior Year Awards That Vested This Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,467,247)	678,367	$ 820,243
Non-PEO NEO [Member] | Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,827,217)
Non-PEO NEO [Member] | Plus Adjustments for Stock Modification
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 29,396